Related Party Transactions (Summary of Due from and Prepayment to Related Parties) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Schedule of Ending Balance with Related Parties [Line Items]
Due from Related Party (matching loans)	$ 614,754	$ 385,782
Sohu [Member]
Schedule of Ending Balance with Related Parties [Line Items]
Due from Related Party (matching loans)	583,147	353,777
Due from Sohu (loans between Changyou and Sohu)	153,759	156,846
Fox Financial [Member]
Schedule of Ending Balance with Related Parties [Line Items]
Due from Related Party (matching loans)	$ 31,607	$ 32,005